UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2012


[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

 =====================================================

       SEMIANNUAL REPORT
       USAA TAX EXEMPT MONEY MARKET FUND
       SEPTEMBER 30, 2012

 =====================================================

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

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PRESIDENT'S MESSAGE

"THE U.S. FEDERAL RESERVE'S (THE FED)
MONETARY ACTION SUGGESTS THAT INTEREST
RATES (AND THEREFORE YIELDS) WILL BE LOW           [PHOTO OF DANIEL S. McNAMARA]
FOR A LONG PERIOD OF TIME..."

--------------------------------------------------------------------------------

SEPTEMBER 2012

Despite expectations to the contrary, yields continued to decline during the six-month reporting period, with some reaching new historic lows. Ten-year U.S. Treasury yields fell from 2.21% on March 30, 2012, to 1.63% on September 28, 2012. During the summer months, yields had been lower still, weighed down by worries about the euro zone debt crisis and the slowing global economy.

When the reporting period began in April of this year, the U.S. economic outlook -- including the jobs picture -- seemed to be improving. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. In fact, though some observers hoped that growth would speed up during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward and the U.S. economy slowed down instead. Global economic conditions also deteriorated. Europe entered a recession, while China's economy weakened.

Meanwhile, the European Union's (EU) financial woes continued. The European Central Bank extended a number of its liquidity operations to help the financial markets deal with the effects of the debt crisis, giving politicians room to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. However, major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

In the United States, the presidential election has delayed what is widely expected to be a contentious debate in Congress over another increase in the nation's debt ceiling. Perhaps of even greater concern: the "fiscal cliff." Unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. I hope that once the election is over, our leaders will put their hands on the wheel and steer our nation onto a safer path. Investors should remember that it's not an all-or-none proposition. Congress can choose to cancel certain tax increases and spending cuts while keeping others in place. If Congress does not act, economic growth could slow dramatically.

The U.S. Federal Reserve (the Fed) continues to do what it can to support economic growth. In September, the Fed announced a long-anticipated third round of quantitative easing, making an open-ended commitment to continue

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

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buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also continued to keep short-term interest rates in a range between zero and 0.25% and said it planned to keep rates at these historically low levels until at least mid 2015. According to Fed Chairman Ben Bernanke, the Fed wants to push stock prices up and boost the housing market in an aggressive effort to increase consumer and business confidence and, ultimately, spending (the so-called "wealth effect").

The Fed's monetary action suggests that interest rates (and therefore yields) will be low for a long period of time, perhaps even after the appearance of the traditional signposts of economic recovery, such as higher inflation. Meanwhile, stock prices have appreciated significantly. For example, the S&P 500 Index was up nearly 3.50% during the reporting period. At the same time, economic fundamentals have softened. In the second quarter, earnings for companies in the S&P 500 Index grew by 2.29% on a year-over-year basis and they are forecast to decline slightly (around 2.50%) during the third quarter. In the short run, liquidity provided by the Fed may continue to drive equity valuations higher but at USAA Asset Management Company, we believe that in the long run, valuations always matter. As a result, we are taking advantage of the recent price appreciation to rebalance our portfolios, making sure they are not overexposed to sectors and securities where the risks have gone up but the expected rewards have gone down.

Against this backdrop, the tax-exempt bond market continued to record gains, including the USAA tax-exempt bond funds, which performed well. During the reporting period, our tax-exempt portfolios continued to benefit from our bench of credit research analysts. Because of their diligence, no USAA mutual fund held the municipal debt of Stockton, San Bernardino, or Mammoth Lakes, all of which filed for bankruptcy during the reporting period. However, despite the headlines, we continue to believe that bankruptcies like these will not become widespread. State and municipal governments are working hard to deal with their fiscal challenges. We expect the default rate among municipal issuers to remain extremely low. We believe that municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide.

In the months ahead, our team of municipal bond managers and analysts will maintain their income focus as they strive to find attractive investments. On behalf of everyone here at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

Rebalancing and diversification are do not protect against losses or guarantee that an investor's goal will be met.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        25

    Financial Statements                                                     26

    Notes to Financial Statements                                            29

EXPENSE EXAMPLE                                                              37

ADVISORY AGREEMENT                                                           39

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund invests primarily in high-quality tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN
USAA Asset Management Company                        [PHOTO OF DALE R. HOFFMANN]

--------------------------------------------------------------------------------

o HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    During the six-month reporting period ended September 30, 2012, yields on tax-exempt money market instruments stayed near all-time lows. For the reporting period, the Fund had a return of 0.01%, compared to an average return of 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    U.S. economic growth slowed during the reporting period. The employment picture, which had looked promising in the spring, deteriorated during the summer as new job creation faltered. However, consumer confidence increased. Americans boosted their spending, though the decline in the nation's savings rate suggested they had done so by dipping into their nest eggs. Home prices rose as the housing market continued to improve. The Federal Reserve (the
    Fed) held short-term interest rates at extremely low levels throughout the reporting period and said they were likely to remain low "at least through mid 2015."

    Refer to page 6 for benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    Though money markets continued to provide very low absolute returns, investors continued to favor them for the safety and liquidity they provide. Short-term tax-exempt securities, especially municipal variable-rate demand notes (VRDNs), were in short supply as issuers took advantage of low interest rates and issued longer-term securities to fund their borrowing needs. During the reporting period, the SIFMA Municipal Swap Index, the index of seven-day VRDNs, moved in a narrow range, starting the reporting period at 0.19%, declining to a low of 0.13% on August 8, 2012, and rising to end the reporting period at 0.18%. The performance of the Bond Buyer One-Year Note Index was similar. It began the reporting period at 0.25%, dropped to a low of 0.21% on August 2, 2012, and ended the reporting period at 0.23%.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    Given the low interest rate environment, we continued to focus our purchases on VRDNs. The VRDNs owned by the Fund offer flexibility because we can sell them at par value (100% of face value) upon seven days or less notice. They also provide both safety and liquidity. In fact, many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

    Because short-term rates were near zero, we sought to invest in securities with longer maturities that could provide more yield. However, in the low interest rate environment, there were very few attractive opportunities. We relied on our team of credit analysts to help us identify potential investments for the Fund. In addition, they continued to analyze and monitor every holding in the portfolio.

o   WHAT IS THE OUTLOOK?

    In our opinion, the U.S. economy is likely to continue its slow-growth expansion. While the unemployment rate declined during the reporting period, job creation is likely to remain weak until economic conditions

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    improve. After the November elections, we expect Congress to turn its attention to the so-called "fiscal cliff." If Congress does not act before year-end, significant tax increases and spending cuts will take effect on January 1, 2013. Because the Fed is planning to keep short-term interest rates low for an extended period, shareholders should expect to see little change in the Fund's yield. Once interest rates start to rise, we will seek opportunities to invest at higher yields. In the meantime, we will continue to focus on safety and liquidity, while attempting to maximize the tax-exempt income you receive from the Fund. As always, we will avoid issues subject to the alternative minimum tax for individuals.

    We thank you for your investment in the Fund.

    Some income may be subject to state or local taxes but not the alternative minimum tax.

    INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

================================================================================

4  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (FUND) (Ticker Symbol: USEXX)

-----------------------------------------------------------------------------------
                                                    9/30/12            3/31/12
-----------------------------------------------------------------------------------
Net Assets                                      $2,561.2 Million   $2,640.4 Million
Net Asset Value Per Share                            $1.00              $1.00
Dollar-Weighted Average Portfolio Maturity(+)       48 Days            28 Days

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/12
--------------------------------------------------------------------------------
  3/31/12-9/30/12*              1 Year              5 Years             10 Years

       0.01%                    0.04%                0.79%                1.34%


--------------------------------------------------------------------------------
                            7-DAY YIELD AS OF 9/30/12
--------------------------------------------------------------------------------

  Unsubsidized                  -0.20%                Subsidized          0.01%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 3/31/12**
--------------------------------------------------------------------------------

                                     0.57%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                  iMONEYNET                       USAA TAX EXEMPT
                                   AVERAGE                       MONEY MARKET FUND
 9/26/2011                          0.01%                              0.01%
10/31/2011                          0.01                               0.01
11/28/2011                          0.01                               0.01
12/26/2011                          0.01                               0.01
 1/30/2012                          0.01                               0.01
 2/27/2012                          0.01                               0.01
 3/26/2012                          0.01                               0.01
 4/30/2012                          0.02                               0.01
 5/29/2012                          0.01                               0.01
 6/25/2012                          0.01                               0.01
 7/30/2012                          0.01                               0.01
 8/27/2012                          0.01                               0.01
 9/24/2012                          0.01                               0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/24/12.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/12
                                (% of Net Assets)

General Obligation ......................................................  17.2%
Education ...............................................................  12.3%
Hospital ................................................................  11.1%
Electric Utilities ......................................................   9.7%
Nursing/CCRC ............................................................   8.4%
Community Service .......................................................   7.0%
Special Assessment/Tax/Fee ..............................................   6.2%
Agricultural Products ...................................................   4.9%
Water/Sewer Utility .....................................................   4.2%
Multifamily Housing .....................................................   3.3%

You will find a complete list of securities that the Fund owns on pages 10-24.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o PORTFOLIO MIX -- 9/30/12 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 79.2%
FIXED-RATE INSTRUMENTS                                                     17.0%
PUT BONDS                                                                   3.0%
ADJUSTABLE-RATE NOTES                                                       0.5%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                              USAA TAX EXEMPT
                                                             MONEY MARKET FUND
09/30/02                                                        $10,000.00
10/31/02                                                         10,011.56
11/30/02                                                         10,022.06
12/31/02                                                         10,030.48
01/31/03                                                         10,037.99
02/28/03                                                         10,045.02
03/31/03                                                         10,052.36
04/30/03                                                         10,060.12
05/31/03                                                         10,068.52
06/30/03                                                         10,074.80
07/31/03                                                         10,079.55
08/31/03                                                         10,084.41
09/30/03                                                         10,089.67
10/31/03                                                         10,095.83
11/30/03                                                         10,101.72
12/31/03                                                         10,108.31
01/31/04                                                         10,113.89
02/29/04                                                         10,118.54
03/31/04                                                         10,123.73
04/30/04                                                         10,129.89
05/31/04                                                         10,135.48
06/30/04                                                         10,141.27
07/31/04                                                         10,147.34
08/31/04                                                         10,154.10
09/30/04                                                         10,162.45
10/31/04                                                         10,173.42
11/30/04                                                         10,183.97
12/31/04                                                         10,195.92
01/31/05                                                         10,207.01
02/28/05                                                         10,218.86
03/31/05                                                         10,232.21
04/30/05                                                         10,250.11
05/31/05                                                         10,270.70
06/30/05                                                         10,287.88
07/31/05                                                         10,304.46
08/31/05                                                         10,322.37
09/30/05                                                         10,341.99
10/31/05                                                         10,360.71
11/30/05                                                         10,381.89
12/31/05                                                         10,407.32
01/31/06                                                         10,428.81
02/28/06                                                         10,450.25
03/31/06                                                         10,475.44
04/30/06                                                         10,499.62
05/31/06                                                         10,527.16
06/30/06                                                         10,556.97
07/31/06                                                         10,583.46
08/31/06                                                         10,611.20
09/30/06                                                         10,639.36
10/31/06                                                         10,666.49
11/30/06                                                         10,694.11
12/31/06                                                         10,725.33
01/31/07                                                         10,752.28
02/28/07                                                         10,778.69
03/31/07                                                         10,808.45
04/30/07                                                         10,837.06
05/31/07                                                         10,868.97
06/30/07                                                         10,899.53
07/31/07                                                         10,928.39
08/31/07                                                         10,962.05
09/30/07                                                         10,989.76
10/31/07                                                         11,019.32
11/30/07                                                         11,049.40
12/31/07                                                         11,077.04
01/31/08                                                         11,102.42
02/29/08                                                         11,124.11
03/31/08                                                         11,149.86
04/30/08                                                         11,171.21
05/31/08                                                         11,194.22
06/30/08                                                         11,212.15
07/31/08                                                         11,229.29
08/31/08                                                         11,247.83
09/30/08                                                         11,279.58
10/31/08                                                         11,315.70
11/30/08                                                         11,329.34
12/31/08                                                         11,342.85
01/31/09                                                         11,350.91
02/28/09                                                         11,358.07
03/31/09                                                         11,366.56
04/30/09                                                         11,375.35
05/31/09                                                         11,385.65
06/30/09                                                         11,394.61
07/31/09                                                         11,403.35
08/31/09                                                         11,410.08
09/30/09                                                         11,415.01
10/31/09                                                         11,417.46
11/30/09                                                         11,418.72
12/31/09                                                         11,421.37
01/31/10                                                         11,421.47
02/28/10                                                         11,421.55
03/31/10                                                         11,421.65
04/30/10                                                         11,421.75
05/31/10                                                         11,422.20
06/30/10                                                         11,422.42
07/31/10                                                         11,422.52
08/31/10                                                         11,422.62
09/30/10                                                         11,422.71
10/31/10                                                         11,422.81
11/30/10                                                         11,422.90
12/31/10                                                         11,423.02
01/31/11                                                         11,423.12
02/28/11                                                         11,423.20
03/31/11                                                         11,423.30
04/30/11                                                         11,423.40
05/31/11                                                         11,423.49
06/30/11                                                         11,423.58
07/31/11                                                         11,423.68
08/31/11                                                         11,423.77
09/30/11                                                         11,423.87
10/31/11                                                         11,423.96
11/30/11                                                         11,424.06
12/31/11                                                         11,424.28
01/31/12                                                         11,427.18
02/29/12                                                         11,427.27
03/31/12                                                         11,427.37
04/30/12                                                         11,427.46
05/31/12                                                         11,427.56
06/30/12                                                         11,427.65
07/31/12                                                         11,427.75
08/31/12                                                         11,427.85
09/30/12                                                         11,427.94

                                   [END CHART]

                       Data from 9/30/02 through 9/30/12.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

================================================================================

10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

    (INS) Principal and interest payments are insured by one of the following: Assured Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Branch Banking & Trust Co., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., or Key Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ABAG    Association of Bay Area Governments
    CSD     Central School District
    EDA     Economic Development Authority
    EDC     Economic Development Corp.
    IDA     Industrial Development Authority/Agency
    IDB     Industrial Development Board
    IDC     Industrial Development Corp.
    ISD     Independent School District
    MTA     Metropolitan Transportation Authority
    USD     Unified School District

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (79.2%)

            ALABAMA (2.2%)
$ 10,000    Chatom IDB (NBGA)                                        0.33%       8/01/2041     $   10,000
  11,060    Huntsville (LIQ)(a)                                      0.26        5/01/2015         11,060
   1,745    Huntsville Educational Building Auth.
              (LOC - Branch Banking & Trust Co.)                     0.20       12/01/2022          1,745
  32,500    Tuscaloosa County Port Auth. (LOC - PNC Bank, N.A.)      0.23       12/01/2031         32,500
                                                                                               ----------
                                                                                                   55,305
                                                                                               ----------
            ARIZONA (0.2%)
   4,860    Chandler IDA (LOC - Comerica Bank, N.A.)                 0.23       12/01/2037          4,860
                                                                                               ----------
            ARKANSAS (0.2%)
   5,175    Texarkana (LOC - PNC Bank, N.A.)                         0.33        3/01/2021          5,175
                                                                                               ----------
            CALIFORNIA (5.4%)
  10,135    ABAG Finance Auth. for Nonprofit Corps.
              (LOC - KBC Bank, N.V.)                                 0.60        5/15/2035         10,135
  15,660    Anaheim Redev. Agency (LIQ)(LOC - Deutsche
              Bank A.G.)(a)                                          0.25        2/01/2031         15,660
  14,865    Educational Facilities Auth. (LIQ)(a)                    0.26        5/01/2017         14,865
   7,665    Golden State Securitization Corp. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                          0.26        6/01/2027          7,665
   8,000    Golden State Securitization Corp. (INS)(LIQ)(a)          0.28       12/01/2037          8,000
  16,450    Golden State Securitization Corp. (INS)(LIQ)(a)          0.48        6/01/2045         16,450
   7,961    Irvine (LOC - KBC Bank, N.V.)                            0.32        9/02/2032          7,961
  18,214    Irvine (LOC - KBC Bank, N.V.)                            0.32        9/02/2050         18,214
   4,000    San Diego County (LOC - Comerica Bank, N.A.)             0.19        1/01/2023          4,000
  16,865    San Jose USD (LIQ)(LOC - Deutsche Bank A.G.)(a)          0.24        6/01/2031         16,865
  11,000    State (INS)(LIQ)(a)                                      0.19       12/01/2012         11,000
   2,405    State (INS)(LIQ)(a)                                      0.27        3/01/2014          2,405
   6,050    Statewide Communities Dev. Auth. (LIQ)
              (LOC - Citibank, N.A.)(a)                              0.68       12/14/2016          6,050
                                                                                               ----------
                                                                                                  139,270
                                                                                               ----------
            COLORADO (1.4%)
   6,280    Educational and Cultural Facilities Auth.
              (LOC - Bank of America, N.A.)                          0.27        2/01/2037          6,280
   1,745    El Paso County (LOC - JPMorgan Chase Bank, N.A.)         0.29       11/01/2021          1,745
   4,200    Fiddler's Business Improvement District
              (LOC - Key Bank, N.A.)                                 0.27       12/01/2038          4,200

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$   810      Health Facilities Auth. (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.59%       1/01/2018     $      810
 22,990      Jefferson Metropolitan District (LIQ)
               (LOC - Bank of America, N.A.)(a)                      0.53       12/01/2028         22,990
    360      Postsecondary Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.59        4/01/2013            360
                                                                                               ----------
                                                                                                   36,385
                                                                                               ----------
             CONNECTICUT (0.4%)
  9,960      Health and Educational Facilities Auth.
               (LOC - Bank of America, N.A.)                         0.38        7/01/2030          9,960
                                                                                               ----------
             DELAWARE (0.3%)
  6,600      EDA IDA                                                 0.69       12/01/2014          6,600
                                                                                               ----------
             DISTRICT OF COLUMBIA (0.1%)
  2,825      District of Columbia (LOC - Bank of America, N.A.)      0.25        7/01/2022          2,825
                                                                                               ----------
             FLORIDA (4.2%)
 13,400      Dade County IDA                                         0.18        6/01/2021         13,400
  1,200      Jackson County                                          0.26        7/01/2022          1,200
  7,400      Miami Dade County Facilities Auth.
               (LOC - Bank of America, N.A.)                         0.22       12/01/2025          7,400
  2,900      Miami-Dade County IDA
               (LOC - Federal Home Loan Bank of Atlanta)             0.19        5/01/2028          2,900
  7,000      Miami-Dade County IDA
               (LOC - Manufacturers & Traders Trust Co.)             0.23       11/01/2042          7,000
  5,000      Palm Beach County (LOC - Northern Trust Co.)            0.22        3/01/2027          5,000
  3,280      Palm Beach County (LOC - TD Bank, N.A.)                 0.20        1/01/2034          3,280
 19,340      Peace River (INS)(LIQ)(a)                               0.32       10/01/2013         19,340
  9,420      Seminole County IDA (LOC - Fifth Third Bank)            0.27       12/01/2037          9,420
  7,000      St. Lucie County                                        0.21        9/01/2028          7,000
  6,040      UCF Health Facilities Corp. (LOC - Fifth Third Bank)    0.27        7/01/2037          6,040
 16,670      Univ. of North Florida Financing Corp.
               (LIQ)(LOC - Deutsche Bank A.G.)(a)                    0.22       11/01/2027         16,670
  7,865      West Palm Beach Utility System (LIQ)(a)                 0.26        4/01/2014          7,865
                                                                                               ----------
                                                                                                  106,515
                                                                                               ----------
             GEORGIA (2.5%)
 20,000      Appling County Dev. Auth.                               0.24        9/01/2041         20,000
 13,000      Bartow County Dev. Auth.                                0.28       12/01/2032         13,000
 25,100      Burke County Dev. Auth.                                 0.25        7/01/2049         25,100
  2,700      Cobb County Dev. Auth. (LOC - Federal
               Home Loan Bank of Atlanta)                            0.21        2/01/2030          2,700
  3,000      Floyd County Dev. Auth. (LOC - PNC Bank, N.A.)          0.23        4/01/2017          3,000
                                                                                               ----------
                                                                                                   63,800
                                                                                               ----------

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             ILLINOIS (7.7%)
$19,720      Chicago (INS)(LIQ)(a)                                   0.32%       1/01/2015     $   19,720
  4,200      Dev. Finance Auth.                                      0.29        1/01/2016          4,200
 30,100      Dev. Finance Auth. (LOC - JPMorgan Chase
               Bank, N.A.)(LOC - Northern Trust Co.)                 0.19        2/01/2029         30,100
 22,200      Dev. Finance Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.19       10/01/2029         22,200
  3,080      Dev. Finance Auth. (LOC - Bank of America, N.A.)        0.52        9/01/2032          3,080
  2,965      Finance Auth. (LOC - Fifth Third Bank)                  0.98        3/01/2031          2,965
 17,575      Finance Auth. (LOC - Fifth Third Bank)                  0.22        6/01/2038         17,575
 13,700      Finance Auth. (LOC - Fifth Third Bank)                  0.22        7/01/2042         13,700
  6,265      Finance Auth. (LOC - RBS Citizens, N.A.)                0.35        9/01/2043          6,265
  7,515      Finance Auth. (LOC - Fifth Third Bank)                  0.30        1/01/2048          7,515
  4,135      Health Facilities Auth. (LOC - FirstMerit Bank, N.A.)   0.24        8/15/2033          4,135
 12,975      Metropolitan Pier and Exposition Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.24        6/15/2034         12,975
 23,335      Metropolitan Pier and Exposition Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.24       12/15/2039         23,335
  4,350      Skokie Economic Dev. (LOC - Bank of America, N.A.)      0.58       12/01/2014          4,350
  4,249      Springfield Airport Auth.                               0.60       10/15/2016          4,249
 13,680      Village of Morton Grove (LOC - Bank of America, N.A.)   0.35       12/01/2041         13,680
  6,250      Will County (LOC - FirstMerit Bank, N.A.)               0.28        7/01/2034          6,250
                                                                                               ----------
                                                                                                  196,294
                                                                                               ----------
             INDIANA (1.4%)
  6,420      Berne (LOC - Federal Home Loan Bank of Indianapolis)    0.23       10/01/2033          6,420
  4,175      Dev. Finance Auth. (LOC - Fifth Third Bank)             0.27        2/01/2023          4,175
  5,160      Evansville (LOC - Fifth Third Bank)                     0.27        1/01/2025          5,160
  9,620      Finance Auth. (LOC - Federal Home Loan Bank of
               Indianapolis)                                         0.22        7/01/2029          9,620
  2,795      Finance Auth. (LOC - PNC Bank, N.A.)                    0.23        6/01/2037          2,795
  1,300      Huntington                                              0.26        6/26/2014          1,300
  1,200      St. Joseph County (LOC - Wells Fargo Bank, N.A.)        0.34        6/01/2022          1,200
  6,080      Winona Lake (LOC - Key Bank, N.A.)                      0.38        7/01/2031          6,080
                                                                                               ----------
                                                                                                   36,750
                                                                                               ----------
             IOWA (4.1%)
  6,850      Chillicothe                                             0.29        1/01/2023          6,850
 12,750      Council Bluffs                                          0.24        1/01/2025         12,750
 18,000      Finance Auth.                                           0.23        6/01/2036         18,000
 33,000      Finance Auth.                                           0.23        9/01/2036         33,000
 10,000      Finance Auth.                                           0.20        6/01/2039         10,000
  9,500      Louisa County                                           0.21        9/01/2016          9,500
  3,900      Louisa County                                           0.21        3/01/2017          3,900

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 4,900      Louisa County                                           0.21%      10/01/2024     $    4,900
  1,050      Sheldon                                                 0.48       11/01/2015          1,050
  5,500      Urbandale (LOC - Wells Fargo Bank, N.A.)                0.24       11/01/2020          5,500
                                                                                               ----------
                                                                                                  105,450
                                                                                               ----------
             KANSAS (0.1%)
  3,185      North Newton (LOC - U.S. Bank, N.A.)                    0.21        1/01/2023          3,185
                                                                                               ----------
             KENTUCKY (0.7%)
  1,130      Boone County (LOC - JPMorgan Chase Bank, N.A.)          0.29       11/01/2021          1,130
  2,000      Frankfort                                               0.26        5/07/2014          2,000
 10,165      Georgetown (LOC - Fifth Third Bank)                     0.27       11/15/2029         10,165
    850      Lexington-Fayette Urban County (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.59        7/01/2021            850
  3,075      Lexington-Fayette Urban County (LOC - Federal
              Home Loan Bank of Cincinnati)                          0.43       12/01/2027          3,075
                                                                                               ----------
                                                                                                   17,220
                                                                                               ----------
             LOUISIANA (1.3%)
    955      Environmental Facilities and Community Dev. Auth.
               (LOC - Federal Home Loan Bank of Dallas)              0.21        4/01/2018            955
  1,775      Hammond Area Economic and Industrial Dev. District
               (LOC - Federal Home Loan Bank of Dallas)              0.21        3/01/2033          1,775
  8,125      New Orleans (LOC - Capital One, N.A.)                   0.78        8/01/2024          8,125
  2,255      Public Facilities Auth. (LOC - Federal Home Loan
               Bank of Dallas)                                       0.21       12/01/2014          2,255
 14,005      Public Facilities Auth. (INS)(LIQ)(a)                   0.27        2/15/2015         14,005
  1,100      Public Facilities Auth.                                 0.21        8/01/2017          1,100
  2,505      Public Facilities Auth. (LOC - Capital One, N.A.)       0.78        7/01/2023          2,505
    795      Public Facilities Auth. (LOC - Capital One, N.A.)       0.81        7/01/2023            795
    390      Public Facilities Auth. (LOC - Capital One, N.A.)       0.83        7/01/2023            390
    935      Public Facilities Auth. (LOC - Capital One, N.A.)       0.81        7/01/2027            935
                                                                                               ----------
                                                                                                   32,840
                                                                                               ----------
             MARYLAND (1.1%)
  1,000      Baltimore County IDA                                    0.26        3/01/2014          1,000
 16,280      Health and Higher Educational Facilities Auth. (LIQ)
               (LOC - Bank of America, N.A.)(a)                      0.36        7/01/2036         16,280
 10,500      Williamsport (LOC - Manufacturers &
               Traders Trust Co.)                                    0.23       11/01/2037         10,500
                                                                                               ----------
                                                                                                   27,780
                                                                                               ----------
             MASSACHUSETTS (0.6%)
  7,450      Dev. Finance Agency
               (LOC - Manufacturers & Traders Trust Co.)             0.23        4/01/2041          7,450
  7,450      Dev. Finance Agency (LOC - RBS Citizens, N.A.)          0.30        4/01/2041          7,450
                                                                                               ----------
                                                                                                   14,900
                                                                                               ----------

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MICHIGAN (3.1%)
$ 3,540      Fremont Hospital Finance Auth.
               (LOC - Fifth Third Bank)                              0.27%      11/01/2027     $    3,540
    760      Higher Education Facilities Auth.
               (LOC - Comerica Bank, N.A.)                           0.27       10/01/2027            760
  7,500      Hospital Finance Auth. (LOC - Fifth Third Bank)         0.30       12/01/2032          7,500
  7,240      Hospital Finance Auth. (LOC - Fifth Third Bank)         0.27        6/01/2035          7,240
 10,045      Huron County (LOC - Fifth Third Bank)                   0.27       10/01/2028         10,045
 29,255      Marquette County (LOC - RBS Citizens, N.A.)             0.33        3/01/2033         29,255
  7,900      Northville EDC (LOC - Fifth Third Bank)                 0.27        5/01/2014          7,900
 12,500      Oakland County EDC (LOC - Fifth Third Bank)             0.27        3/01/2029         12,500
                                                                                               ----------
                                                                                                   78,740
                                                                                               ----------
             MINNESOTA (0.4%)
  2,655      Canby Community Hospital District No.1                  0.48       11/01/2026          2,655
  3,500      North Suburban Hospital District
               (LOC - Wells Fargo Bank, N.A.)                        0.34        2/01/2013          3,500
  4,675      Rochester (LOC - Royal Bank of Scotland N.V.)           0.33        4/01/2022          4,675
                                                                                               ----------
                                                                                                   10,830
                                                                                               ----------
             MISSISSIPPI (0.6%)
  6,815      Business Finance Corp. (LOC - Hancock Bank)             1.70        4/01/2033          6,815
  9,290      Business Finance Corp. (LOC - Hancock Bank)             1.70       12/01/2036          9,290
                                                                                               ----------
                                                                                                   16,105
                                                                                               ----------
             MISSOURI (2.0%)
  6,950      Health and Educational Facilities Auth.
               (LOC - Commerce Bank, N.A.)                           0.21        7/01/2026          6,950
  7,636      Health and Educational Facilities Auth.
               (LOC - Fifth Third Bank)                              0.27       11/01/2027          7,636
 13,635      Health and Educational Facilities Auth.
               (LOC - Bank of America, N.A.)                         0.27        7/01/2029         13,635
  9,835      Health and Educational Facilities Auth.
               (LOC - Bank of Oklahoma, N.A.)                        0.33        7/01/2040          9,835
  8,400      Jackson County IDA (LOC - Commerce Bank, N.A.)          0.21        7/01/2025          8,400
  3,810      St. Louis County IDA (LOC - U.S. Bank, N.A.)            0.25        6/15/2024          3,810
                                                                                               ----------
                                                                                                   50,266
                                                                                               ----------
             NEBRASKA (0.5%)
  2,130      Sarpy County                                            0.26        7/01/2013          2,130
 10,000      Washington County                                       0.23       12/01/2040         10,000
                                                                                               ----------
                                                                                                   12,130
                                                                                               ----------
             NEW HAMPSHIRE (0.4%)
 10,000      Business Finance
               (LOC - Landesbank Hessen-Thuringen)                   1.26        9/01/2030         10,000
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             NEW JERSEY (0.5%)
$ 4,415      EDA (LOC - Bank of America, N.A.)                       0.36%      11/01/2027     $    4,415
  7,685      EDA (LOC - U.S. Bank, N.A.)                             0.19        6/01/2038          7,685
                                                                                               ----------
                                                                                                   12,100
                                                                                               ----------
             NEW YORK (7.7%)
  4,535      Albany IDA (LOC - RBS Citizens, N.A.)                   0.27        7/01/2016          4,535
  9,675      Albany IDA (LOC - Key Bank, N.A.)                       0.27        7/01/2035          9,675
 12,830      Broome County IDA
               (LOC - Manufacturers & Traders Trust Co.)             0.23        7/01/2040         12,830
  2,805      Chautauqua County IDA (LOC - RBS Citizens, N.A.)        0.26        8/01/2027          2,805
  2,750      Chautauqua County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.21        8/01/2030          2,750
  6,585      Clinton County IDA (LOC - Key Bank, N.A.)               0.27        7/01/2017          6,585
  2,635      Clinton County IDA (LOC - Key Bank, N.A.)               0.27        7/01/2042          2,635
    795      Dormitory Auth. (LOC - Key Bank, N.A.)                  0.27       11/01/2036            795
  5,645      East Rochester Housing Auth. (LOC - RBS
               Citizens, N.A.)                                       0.27       12/01/2036          5,645
  2,200      Erie County IDA (LOC - Key Bank, N.A.)                  0.32        3/01/2024          2,200
  2,745      Guilderland IDA (LOC - Key Bank, N.A.)                  0.32        7/01/2032          2,745
  6,200      Housing Finance Agency
               (LOC - Landesbank Hessen-Thuringen)                   0.23       11/01/2037          6,200
  7,910      Monroe County IDA (LOC - RBS Citizens, N.A.)            0.27        7/01/2027          7,910
 10,000      MTA (LOC - KBC Bank N.V.)                               0.49       11/01/2025         10,000
  9,000      New York City (LOC - WestLB A.G.)                       0.24        2/15/2016          9,000
  4,900      New York City (LOC - Manufacturers &
              Traders Trust Co.)                                     0.24       12/01/2040          4,900
 12,915      New York City Housing Dev. Corp.
               (LOC - Landesbank Hessen-Thuringen)                   0.20        6/01/2039         12,915
  6,390      New York City IDA (LOC - Key Bank, N.A.)                0.30        7/01/2037          6,390
 26,930      New York City IDA (LOC - Key Bank, N.A.)                0.30        7/01/2038         26,930
  3,800      New York City Transitional Finance Auth. (LIQ)(a)       0.18       11/01/2030          3,800
  9,265      Oneida County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.23        6/01/2030          9,265
  3,585      Onondaga County IDA (LOC - Key Bank, N.A.)              0.27        7/01/2025          3,585
  8,600      Onondaga County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.23       12/01/2031          8,600
  1,000      Ontario County IDA (LOC - Royal Bank of
               Scotland N.V.)                                        0.33        3/01/2028          1,000
  4,995      Ontario County IDA (LOC - Key Bank, N.A.)               0.27        7/01/2030          4,995
 12,755      Ramapo Housing Auth. (LOC - Manufacturers &
               Traders Trust Co.)                                    0.28       12/01/2029         12,755
  2,310      St. Lawrence County (LOC - RBS Citizens, N.A.)          0.26        7/01/2037          2,310

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 3,000      Syracuse IDA (LOC - Key Bank, N.A.)                     0.32%       1/01/2033     $    3,000
  8,095      Tompkins County IDA (LOC - Bank of America, N.A.)       0.43        2/01/2037          8,095
  3,705      Utica IDA (LOC - RBS Citizens, N.A.)                    0.26       10/01/2025          3,705
                                                                                               ----------
                                                                                                  198,555
                                                                                               ----------
             OHIO (5.5%)
  7,850      Air Quality Dev. Auth. (LOC - Key Bank, N.A.)           0.32        6/01/2033          7,850
  4,045      Akron Bath Copley (LOC - KBC Bank, N.V.)                1.00       12/01/2032          4,045
 30,000      Buckeye Tobacco Settlement Finance Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.45        6/01/2024         30,000
 12,145      Butler County (LOC - Fifth Third Bank)                  0.27        5/15/2036         12,145
  1,485      Cadiz Health Care Facilities Auth.
               (LOC - PNC Bank, N.A.)                                0.68        1/01/2033          1,485
  1,295      Clermont County (LOC - Fifth Third Bank)                0.27        8/01/2022          1,295
  5,680      Cuyahoga County (LOC - Key Bank, N.A.)                  0.32        6/01/2022          5,680
 11,220      Dayton-Montgomery County (LOC - Fifth Third Bank)       0.27       11/15/2028         11,220
  8,300      Delaware County (LOC - Fifth Third Bank)                0.27       10/01/2033          8,300
  5,285      Hamilton County (LOC - Fifth Third Bank)                0.31       12/01/2024          5,285
  6,560      Higher Educational Facilities (LOC - Fifth Third Bank)  0.32        9/01/2036          6,560
 21,870      Northeast Regional Sewer District (LIQ)(a)              0.26        5/15/2015         21,870
 11,790      Pike County Health Care Facilities (LOC - Bank of
               America, N.A.)                                        0.23       11/01/2033         11,790
  3,705      Pike County Health Care Facilities (LOC - Bank of
               America, N.A.)                                        0.23       11/01/2033          3,705
  2,365      Portage County (LOC - JPMorgan Chase Bank, N.A.)        0.26       12/01/2022          2,365
  3,930      Summit County (LOC - Fifth Third Bank)                  0.30       12/01/2029          3,930
  2,670      Wayne County (LOC - Fifth Third Bank)                   0.36        9/01/2021          2,670
                                                                                               ----------
                                                                                                  140,195
                                                                                               ----------
             OKLAHOMA (3.8%)
  7,540      Edmond EDA (LOC - Bank of Oklahoma, N.A.)               0.32        6/01/2031          7,540
  8,700      Garfield County Industrial Auth.                        0.33        1/01/2025          8,700
  1,780      IDA (LOC - JPMorgan Chase Bank, N.A.)                   0.29        8/01/2018          1,780
 32,400      Muskogee Industrial Trust                               0.33        1/01/2025         32,400
 36,000      Muskogee Industrial Trust                               0.27        6/01/2027         36,000
 10,500      Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)   0.39       11/01/2026         10,500
                                                                                               ----------
                                                                                                   96,920
                                                                                               ----------
             OREGON (1.7%)
  6,870      Facilities Auth. (LOC - Bank of the West)               0.52       10/01/2037          6,870
 38,100      Port of Portland (LOC - Bank of
               Tokyo-Mitsubishi UFJ, Ltd.)                           0.33       12/01/2014         38,100
                                                                                               ----------
                                                                                                   44,970
                                                                                               ----------
             PENNSYLVANIA (3.6%)
 14,080      Butler County (LOC - Citizens Bank of Pennsylvania)     0.22       10/01/2042         14,080
  5,250      Chartiers Valley Industrial and Commercial Dev. Auth.   1.10       11/15/2017          5,250

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$35,280      Cumberland County Municipal Auth.
               (LOC - KBC Bank, N.V.)                                0.47%       1/01/2041     $   35,280
  2,200      Higher Educational Facilities Auth.
               (LOC - Fulton Bank)                                   1.35       11/01/2028          2,200
  3,900      Higher Educational Facilities Auth.
               (LOC - Fulton Bank)                                   1.35       11/01/2033          3,900
 24,990      Northampton County (LIQ)
               (LOC - Bank of America, N.A.)(a)                      0.41        8/15/2032         24,990
  7,000      Pottstown Boro Educational Facilities Auth.
               (LOC - Manufacturers & Traders Trust Co.)             0.23        8/01/2032          7,000
                                                                                               ----------
                                                                                                   92,700
                                                                                               ----------
             RHODE ISLAND (0.5%)
  6,665      EDC (LOC - RBS Citizens, N.A.)                          0.25       10/01/2034          6,665
  7,350      Health and Educational Building Corp.
               (LOC - RBS Citizens, N.A.)                            0.27       12/01/2036          7,350
                                                                                               ----------
                                                                                                   14,015
                                                                                               ----------
             SOUTH DAKOTA (0.6%)
  5,975      Health and Educational Facilities Auth.                 0.48       11/01/2020          5,975
  3,450      Health and Educational Facilities Auth.                 0.48       11/01/2025          3,450
  7,250      Health and Educational Facilities Auth.                 0.48       11/01/2027          7,250
                                                                                               ----------
                                                                                                   16,675
                                                                                               ----------
             TENNESSEE (0.6%)
  7,100      Hendersonville IDB (LOC - Fifth Third Bank)             0.31        5/01/2036          7,100
  4,860      Metropolitan Government of Nashville and Davidson
               County (LOC - Fifth Third Bank)                       0.27       12/01/2024          4,860
  2,565      Williamson County IDB (LOC - Fifth Third Bank)          0.31       12/01/2027          2,565
                                                                                               ----------
                                                                                                   14,525
                                                                                               ----------
             TEXAS (4.1%)
 13,300      Atascosa County IDC (NBGA)                              0.32        6/30/2020         13,300
 16,550      Brazos County Health Facilities Dev. (LIQ)
               (LOC - Bank of America, N.A.)(a)                      0.41        1/01/2019         16,550
 10,160      Forney ISD (LIQ)(NBGA)(a)                               0.28        8/15/2033         10,160
  1,800      North Central IDA                                       0.26       10/01/2013          1,800
 15,000      Port Arthur                                             0.20       12/01/2040         15,000
 25,000      Port Arthur                                             0.20        6/01/2041         25,000
 15,505      Student Housing Auth. (LIQ)(NBGA)(a)                    0.31       10/01/2033         15,505
  7,700      Trinity River IDA                                       0.20        1/01/2013          7,700
                                                                                               ----------
                                                                                                  105,015
                                                                                               ----------
             UTAH (0.5%)
 12,475      Emery County (LOC - JPMorgan Chase Bank, N.A.)          0.18        7/01/2015         12,475
                                                                                               ----------
             VIRGINIA (2.8%)
  7,470      Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.19       10/01/2030          7,470
  8,425      Clarke County IDA (INS)(LIQ)                            0.27        1/01/2030          8,425

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 1,000      Commonwealth Univ. Health System Auth.
               (LOC - Wells Fargo Bank, N.A.)                        0.19%       7/01/2030     $    1,000
  2,795      Fauquier County IDA (LOC - PNC Bank, N.A.)              0.16        4/01/2038          2,795
  2,500      Hampton Roads Sanitation District                       0.18       11/01/2041          2,500
  1,700      Henrico County Water and Sewer System (LIQ)(a)          0.26        5/01/2014          1,700
  3,900      Loudoun County IDA                                      0.18        2/15/2038          3,900
  4,350      Madison County IDA (LOC - SunTrust Bank)                0.25       10/01/2037          4,350
  8,300      Russell County IDA (LOC - U.S. Bank, N.A.)              0.16        7/01/2038          8,300
 10,000      Smyth County IDA
               (LOC - Mizuho Corporate Bank, Ltd.)                   0.16        7/01/2031         10,000
 17,700      Stafford County IDA (LOC - Bank of America, N.A.)       0.20        8/01/2028         17,700
  3,800      Univ. of Virginia (LIQ)(a)                              0.20        6/01/2016          3,800
                                                                                               ----------
                                                                                                   71,940
                                                                                               ----------
             WASHINGTON (2.3%)
 20,850      Health Care Facilities Auth. (INS)(LIQ)                 0.60       12/01/2036         20,850
 29,995      Housing Finance Commission
               (LOC - HSH Nordbank A.G.)                             1.75        3/01/2036         29,995
  8,960      Housing Finance Commission
               (LOC - Key Bank, N.A.)                                0.28        7/01/2043          8,960
                                                                                               ----------
                                                                                                   59,805
                                                                                               ----------
             WEST VIRGINIA (2.3%)
  2,775      Harrison County (LOC - Bank of Nova Scotia)             0.25       12/01/2012          2,775
  9,630      Marshall County                                         0.21        3/01/2026          9,630
  3,100      Monongalia County (LOC - Bank of Nova Scotia)           0.25       12/01/2012          3,100
  2,200      Ripley (LOC - Bank of Nova Scotia)                      0.25       12/01/2012          2,200
 40,850      State Hospital Finance Auth. (LOC - Fifth Third Bank)   0.32       10/01/2033         40,850
                                                                                               ----------
                                                                                                   58,555
                                                                                               ----------
             WISCONSIN (1.4%)
 14,600      Germantown                                              0.23        4/01/2032         14,600
  1,895      Health and Educational Facilities Auth.
               (LOC - KBC Bank, N.V.)                                0.40        5/01/2025          1,895
    645      Health and Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.29        5/01/2026            645
 11,440      Health and Educational Facilities Auth.
               (LOC - KBC Bank, N.V.)                                0.61        3/01/2038         11,440
  1,370      Milwaukee Redevelopment Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.27        5/01/2025          1,370
  6,715      Wind Point (LOC - U.S. Bank, N.A.)                      0.26        9/01/2035          6,715
                                                                                               ----------
                                                                                                   36,665
                                                                                               ----------
             WYOMING (0.4%)
 10,000      Platte County (NBGA)                                    0.24        7/01/2014         10,000
                                                                                               ----------
             Total Variable-Rate Demand Notes (cost: $2,028,295)                                2,028,295
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             PUT BONDS (3.0%)

             ALABAMA (1.0%)
$25,000      Mobile IDB                                              0.58%       7/15/2034     $   25,000
                                                                                               ----------
             CALIFORNIA (0.2%)
  6,000      Statewide Communities Dev. Auth.                        0.23        4/01/2037          6,000
                                                                                               ----------
             MONTANA (0.9%)
  9,210      Board of Investments (NBGA)                             0.22        3/01/2017          9,210
  2,930      Board of Investments (NBGA)                             0.22        3/01/2018          2,930
 12,535      Board of Investments (NBGA)                             0.22        3/01/2028         12,535
                                                                                               ----------
                                                                                                   24,675
                                                                                               ----------
             NEW YORK (0.6%)
 15,000      Liberty Dev. Corp.                                      0.25       12/01/2049         15,000
                                                                                               ----------
             TEXAS (0.3%)
  7,030      Dickinson ISD (LIQ)(NBGA)                               0.47        8/01/2037          7,030
                                                                                               ----------
             Total Put Bonds (cost: $77,705)                                                       77,705
                                                                                               ----------
             ADJUSTABLE-RATE NOTES (0.5%)

             CALIFORNIA (0.5%)
 14,000      Golden Empire Schools Financing Auth.                   0.63        5/01/2013         14,000
                                                                                               ----------
             Total Adjustable-Rate Notes (cost: $14,000)                                           14,000
                                                                                               ----------
             FIXED-RATE INSTRUMENTS (17.0%)

             CALIFORNIA (1.1%)
  7,000      San Diego County Water Auth.                            0.19       10/04/2012          7,000
 20,000      State                                                   2.50        6/20/2013         20,296
                                                                                               ----------
                                                                                                   27,296
                                                                                               ----------
             MASSACHUSETTS (0.6%)
 16,263      New Bedford                                             1.50        2/08/2013         16,320
                                                                                               ----------
             MINNESOTA (3.9%)
  3,000      Aurora ISD (NBGA)                                       1.50        8/09/2013          3,031
  1,965      Blooming Prairie ISD (NBGA)                             1.50        8/07/2013          1,985
  2,300      Deer River ISD (NBGA)                                   1.50        9/27/2013          2,326
 10,000      Duluth ISD (NBGA)                                       1.50        9/20/2013         10,118
  7,500      Edina ISD (NBGA)                                        2.00        3/15/2013          7,559
  1,000      Ely ISD (NBGA)                                          1.50        8/08/2013          1,010
  2,000      Faribault ISD (NBGA)                                    1.00        3/28/2013          2,007
  2,715      Kimball ISD (NBGA)                                      1.50        9/04/2013          2,745
  3,205      Lake Superior ISD (NBGA)                                1.50        7/30/2013          3,237
 12,300      Lakeville ISD (NBGA)                                    1.00       10/12/2012         12,303

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 4,100      Milaca ISD (NBGA)                                       1.50%       9/17/2013     $    4,145
  1,265      Moose Lake ISD (NBGA)                                   1.50        9/13/2013          1,279
  1,000      Nashwauk Keewatin ISD (NBGA)                            1.50        8/21/2013          1,011
  2,000      Onamia ISD (NBGA)                                       1.50        9/04/2013          2,022
  1,000      Owatonna ISD (NBGA)                                     1.00        1/11/2013          1,002
 11,000      Richfield ISD (NBGA)                                    1.50        9/08/2013         11,120
  7,500      Rosemount ISD (NBGA)                                    1.00        3/28/2013          7,526
  3,900      Saint Cloud ISD (NBGA)                                  1.50        8/13/2013          3,940
  5,000      Saint Francis ISD (NBGA)                                1.50        9/07/2013          5,057
  1,530      Upsala ISD (NBGA)                                       1.50        9/12/2013          1,547
  1,200      Wadena Deer Creek ISD (NBGA)                            1.00        9/30/2013          1,207
  1,520      West Central Area ISD (NBGA)                            1.50        8/21/2013          1,536
  5,350      West Saint Paul ISD (NBGA)                              1.25        9/27/2013          5,400
  4,500      Westonka ISD (NBGA)                                     1.00       10/12/2012          4,501
  1,880      Zumbrota Mazeppa ISD (NBGA)                             1.50        9/27/2013          1,901
                                                                                               ----------
                                                                                                   99,515
                                                                                               ----------
             NEW YORK (9.5%)
 12,955      Ballston Spa CSD                                        1.00        6/12/2013         13,006
 16,000      Binghamton CSD                                          1.00        7/25/2013         16,056
  5,000      Canton CSD                                              1.00        7/12/2013          5,014
 13,000      Cortland School District                                1.00       10/21/2012         13,004
 13,500      Cortland School District                                1.00        6/28/2013         13,548
  8,000      Enlarged Troy School District                           1.50       11/21/2012          8,008
 21,366      Kenmore-Tonawanda Union Free School District            1.00        6/28/2013         21,473
 12,280      Lansingburgh CSD                                        1.00        7/12/2013         12,319
  9,219      Lockport CSD                                            1.00        8/08/2013          9,258
  9,350      Maine Endwell CSD                                       1.00        6/27/2013          9,383
 11,600      Moravia CSD                                             1.00        6/21/2013         11,635
 25,000      New York City Municipal Water                           0.20       10/04/2012         25,000
 15,000      Newburgh CSD                                            1.00        7/12/2013         15,062
  7,703      Owego Apalachin CSD                                     1.00        6/19/2013          7,730
  5,120      Port Byron CSD                                          1.00        7/05/2013          5,134
 15,000      Rome CSD                                                1.00        8/08/2013         15,055
  4,380      Royalton Hartland CSD                                   1.00        6/28/2013          4,392
 20,010      Sherburne Earleville CSD                                1.00        6/28/2013         20,085
  9,585      Springville Griffith Institutes                         1.00        6/19/2013          9,617
  7,428      Taconic Hills CSD                                       1.00        7/05/2013          7,456
                                                                                               ----------
                                                                                                  242,235
                                                                                               ----------
             TEXAS (1.0%)
 25,000      Dallas Area Rapid Trust                                 0.24       10/04/2012         25,000
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             VIRGINIA (0.9%)
$ 2,338      Univ. of Virginia                                       0.19%      10/18/2012     $    2,338
 21,700      Univ. of Virginia                                       0.18       12/05/2012         21,700
                                                                                               ----------
                                                                                                   24,038
                                                                                               ----------
             Total Fixed-Rate Instruments (cost: $434,404)                                        434,404
                                                                                               ----------

             TOTAL INVESTMENTS (COST: $2,554,404)                                              $2,554,404
                                                                                               ==========

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                      QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                  IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS                INPUTS           INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                       $-            $2,028,295               $-     $2,028,295
Put Bonds                                         -                77,705                -         77,705
Adjustable-Rate Notes                             -                14,000                -         14,000
Fixed-Rate Instruments                            -               434,404                -        434,404
---------------------------------------------------------------------------------------------------------
Total                                            $-            $2,554,404               $-     $2,554,404
---------------------------------------------------------------------------------------------------------

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at September 30, 2012, for federal income tax purposes, was approximately the same as that reported in the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)   $2,554,404
  Cash                                                                        1,396
  Receivables:
    Capital shares sold                                                       2,734
    USAA Asset Management Company (Note 4D)                                      60
    Interest                                                                  1,896
    Securities sold                                                           4,215
                                                                         ----------
      Total assets                                                        2,564,705
                                                                         ----------
LIABILITIES
  Payables:
    Capital shares redeemed                                                   2,519
    Dividends on capital shares                                                  17
  Accrued management fees                                                       591
  Accrued transfer agent's fees                                                 284
  Other accrued expenses and payables                                            86
                                                                         ----------
      Total liabilities                                                       3,497
                                                                         ----------
        Net assets applicable to capital shares outstanding              $2,561,208
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $2,561,189
  Overdistribution of net investment income                                      (3)
  Accumulated net realized gain on investments                                   22
                                                                         ----------
        Net assets applicable to capital shares outstanding              $2,561,208
                                                                         ==========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                              2,561,181
                                                                         ==========
  Net asset value, redemption price, and offering price per share        $     1.00
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                        $ 5,209
                                                                         -------
EXPENSES
  Management fees                                                          3,601
  Administration and servicing fees                                        1,286
  Transfer agent's fees                                                    1,992
  Custody and accounting fees                                                153
  Postage                                                                     30
  Shareholder reporting fees                                                  22
  Trustees' fees                                                               6
  Registration fees                                                           25
  Professional fees                                                           74
  Other                                                                       24
                                                                         -------
      Total expenses                                                       7,213
  Expenses reimbursed                                                     (2,130)
                                                                         -------
      Net expenses                                                         5,083
                                                                         -------
NET INVESTMENT INCOME                                                        126
                                                                         -------
  Increase in net assets resulting from operations                       $   126
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited), and year ended March 31, 2012

-----------------------------------------------------------------------------------------

                                                               9/30/2012        3/31/2012
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $      126      $       923
  Net realized gain on investments                                     -               40
                                                              ---------------------------
    Increase in net assets resulting from operations                 126              963
                                                              ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (129)            (923)
  Net realized gains                                                   -              (26)
                                                              ---------------------------
    Distributions to shareholders                                   (129)            (949)
                                                              ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      613,849        1,257,778
  Reinvested dividends                                               127              937
  Cost of shares redeemed                                       (693,140)      (1,461,340)
                                                              ---------------------------
    Decrease in net assets from capital
      share transactions                                         (79,164)        (202,625)
                                                              ---------------------------
  Net decrease in net assets                                     (79,167)        (202,611)
NET ASSETS
  Beginning of period                                          2,640,375        2,842,986
                                                              ---------------------------
  End of period                                               $2,561,208      $ 2,640,375
                                                              ===========================
Overdistribution of net investment income:
  End of period                                               $       (3)     $         -
                                                              ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    613,849        1,257,778
  Shares issued for dividends reinvested                             127              937
  Shares redeemed                                               (693,140)      (1,461,340)
                                                              ---------------------------
    Decrease in shares outstanding                               (79,164)        (202,625)
                                                              ===========================

See accompanying notes to financial statements.

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    reports, pricing service quotation comparisons, illiquid securities, fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2012, the Fund paid CAPCO facility fees of $9,000, which represents 4.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2012.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2013, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $3,601,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,286,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2012, the Fund reimbursed the Manager $38,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,992,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended September 30, 2012, the Fund incurred reimbursable expenses of $2,130,000, of which $60,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                                  YEAR ENDED MARCH 31,
                          --------------------------------------------------------------------------------------------------
                                2012               2012               2011           2010               2009            2008
                          --------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period     $     1.00         $     1.00         $     1.00     $     1.00         $     1.00      $     1.00
                          --------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income          .00(a)             .00(a)             .00(a)         .00(a)             .02             .03
  Net realized and
    unrealized gain              .00(a)             .00(a)             .00(a)         .00(a)             .00(a)          .00(a)
                          --------------------------------------------------------------------------------------------------
Total from investment
  operations                     .00(a)             .00(a)             .00(a)         .00(a)             .02             .03
                          --------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.00)(a)           (.00)(a)           (.00)(a)       (.00)(a)           (.02)           (.03)
  Realized capital gains           -               (.00)(a)              -           (.00)(a)           (.00)(a)        (.00)(a)
                          --------------------------------------------------------------------------------------------------
Total distributions             (.00)(a)           (.00)(a)           (.00)(a)       (.00)(a)           (.02)           (.03)
                          --------------------------------------------------------------------------------------------------
Net asset value at
  end of period           $     1.00         $     1.00         $     1.00     $     1.00         $     1.00      $     1.00
                          ==================================================================================================
Total return (%)*                .01(d)             .04(c),(d)         .01(d)         .48(b),(d)        1.94            3.17
Net assets at end of
  period (000)            $2,561,208         $2,640,375         $2,842,986     $3,331,284         $3,498,914      $2,920,650
Ratios to average
  net assets:**
  Expenses (%)(e)                .40(d),(f)         .42(c),(d)         .49(d)         .52(b),(d)         .51             .50
  Expenses, excluding
    reimbursements (%)(e)        .56(f)             .57(c)             .55            .53(b)               -               -
Net investment income (%)        .01(f)             .03                .01            .47               1.90            3.11

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any , during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2012, average net assets were
    $2,563,890,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(c) During the year ended March 31, 2012, SAS reimbursed the Fund $654,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(d) Effective January 7, 2010, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2012, through September 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING           ENDING            DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE       APRIL 1, 2012 -
                                  APRIL 1, 2012   SEPTEMBER 30, 2012   SEPTEMBER 30, 2012
                                 --------------------------------------------------------
Actual                              $1,000.00         $1,000.10               $2.01

Hypothetical
 (5% return before expenses)         1,000.00          1,023.06                2.03

* Expenses are equal to the Fund's annualized expense ratio of 0.40%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of April 1, 2012, through September 30, 2012.

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager.

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes the Fund and all other no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed Fund expenses for the period covered by the third-party report.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2011, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2011, was in the top 5% of its performance universe for the three-year period ended December 31, 2011, and was in the top 10% of its performance universe for the five-year period ended December 31, 2011. The Board also took into account Management's discussion of the Fund's performance.

================================================================================

42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

44  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES                   Daniel S. McNamara
                           Robert L. Mason, Ph.D.
                           Barbara B. Ostdiek, Ph.D.
                           Michael F. Reimherr
                           Paul L. McNamara
                           Patrick T. Bannigan*

                           *Effective October 31, 2012, Patrick T. Bannigan
                            resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND          USAA Asset Management Company
INVESTMENT ADVISER         P.O. Box 659453
                           San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND            USAA Investment Management Company
DISTRIBUTOR                P.O. Box 659453
                           San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT             USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND              State Street Bank and Trust Company
ACCOUNTING AGENT           P.O. Box 1713
                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                Ernst & Young LLP
REGISTERED PUBLIC          100 West Houston St., Suite 1800
ACCOUNTING FIRM            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                Under "My Accounts" on
SELF-SERVICE 24/7          usaa.com select "Investments,"
AT USAA.COM                then "Mutual Funds"

OR CALL                    Under "Investments" view
(800) 531-USAA             account balances, or click
        (8722)             "I want to...," and select
                           the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                  --------------
       9800 Fredericksburg Road                                 PRSRT STD
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    39598-1112                               (C)2012, USAA. All Rights Reserved.


    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     12/03/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/03/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/03/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.